UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment [       ]; Amendment Number:  _____
This Amendment (Check only one.):   [       ] is a restatement.
                                    [       ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Promistar Trust Company
Address:          551 Main Street
                  Johnstown, PA 15901

Form 13F File Number:      28-07668

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mr. Kim Craig
Title:            Chairman, President and Chief Operating Officer
Phone:            814 536 2110

Signature, Place, and Date of Signing:

/S/ KIM CRAIG                  JOHNSTOWN, PENNSYLVANIA         NOVEMBER 13, 2001
-----------------------        -----------------------         -----------------


Report Type:

[ X ]      13F HOLDINGS REPORT.

[   ]    13F NOTICE.

[   ]    13F COMBINATION REPORT.

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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                       2

Form 13F Information Table Entry Total:                  71

Form 13F Information Table Value Total:                  $138,126
                                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                Form 13F File Number                   Name

1                      28-07666              Promistar Financial Corporation
2                      28-5411               Promistar Investment Advisors, Inc.


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                                                                         FORM 13F INFORMATION TABLE

                                                         VALUE    SHARES/  SH/  PUT/  INVSTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE       SHARED   NONE
--------------                --------------   -----     -------- -------  ---  ----  -------  --------   ----       ------   ----
AOL TIME WARNER INC           COM              00184A105  672      20322    SH         OTHER              20322      0        0
ABBOTT LABS                   COM              002824100  5288     102015   SH         OTHER              101338     81       596
AMERICAN HOME PRODS CORP      COM              026609107  292      5025     SH         OTHER              5025       0        0
AMERICAN INTL GROUP INC       COM              026874107  6067     77788    SH         OTHER              77355      43       390
AMERISERV FINL INC            COM              03074A102  400      87069    SH         OTHER              87069      0        0
AMGEN INC                     COM              031162100  3359     57171    SH         OTHER              57171      0        0
AUTOMATIC DATA PROCESSING INC COM              053015103  5250     111631   SH         OTHER              111011     66       554
BP PLC                        SPONSORED ADR    055622104  326      6646     SH         OTHER              6646       0        0
BANKNORTH GROUP INC NEW       COM              06646R107  287      12892    SH         OTHER              12892      0        0
BEA SYS INC                   COM              073325102  102      10649    SH         OTHER              10649      0        0
BELLSOUTH CORP                COM              079860102  294      7078     SH         OTHER              7078       0        0
CARDINAL HEALTH INC           COM              14149Y108  302      4089     SH         OTHER              4089       0        0
CENDANT CORP                  COM              151313103  334      26163    SH         OTHER              26163      0        0
CISCO SYS INC                 COM              17275R102  2940     241454   SH         OTHER              239730     224      1500
CITIGROUP INC                 COM              172967101  5700     140756   SH         OTHER              137562     70       3124
COCA COLA CO                  COM              191216100  234      5000     SH         OTHER              5000       0        0
DELL COMPUTER CORP            COM              247025109  1722     93015    SH         OTHER              92668      68       279
E M C CORP MASS               COM              268648102  1123     95585    SH         OTHER              95295      290      0
EASTMAN KODAK CO              COM              277461109  201      6203     SH         OTHER              441        0        5762
EMERSON ELEC CO               COM              291011104  2108     44805    SH         OTHER              44499      57       249
EXXON MOBIL CORP              COM              30231G102  1482     37636    SH         OTHER              37636      0        0
FEDERAL HOME LN MTG CORP      COM              313400301  5150     79242    SH         OTHER              78728      54       460
FEDERAL NATL MTG ASSN         COM              313586109  389      4860     SH         OTHER              4860       0        0
FIRST COMWLTH FINL CORP PA    COM              319829107  632      50829    SH         OTHER              49829      0        1000
GENERAL ELEC CO               COM              369604103  5632     151422   SH         OTHER              150679     77       666
GENERAL ELEC CO               COM              369604103  357      9602     SH         DEFINED            6602       0        3000
HOME DEPOT INC                COM              437076102  3083     80390    SH         OTHER              79833      75       482
HUNTINGTON BANCSHARES INC     COM              446150104  5420     313326   SH         OTHER              313326     0        0
INTEL CORP                    COM              458140100  1667     81637    SH         OTHER              81637      0        0

                                                                              FORM 13F INFORMATION TABLE
                                                         VALUE    SHARES/      SH/  PUT/   INVSTMT OTHER   VOTING AUTHORITY
                                                                                           DSCRET MANAGE
NAME OF ISSUER                TITLE OF CLASS  CUSIP      (X$1000) PRN AMT      PRN  CALL   N      RS     SOLE        SHARED  NONE
--------------                --------------  -----      -------- -------      ---  ----   -      --     ----        ------  ----


INTERNATIONAL BUSINESS MACHS  COM             459200101  5771     62926        SH         OTHER          62623       31      272
INTERNATIONAL BUSINESS MACHS  COM             459200101  241      2630         SH         DEFINED        1630        0       1000
ISHARES TR                    S&P 500 INDEX   464287200  365      3500         SH         OTHER          3500        0       0
J P MORGAN CHASE & CO         COM             46625H100  247      7263         SH         OTHER          7263        0       0
JOHNSON & JOHNSON             COM             478160104  680      12290        SH         OTHER          12290       0       0
LILLY ELI & CO                COM             532457108  327      4062         SH         OTHER          4062        0       0
LINEAR TECHNOLOGY CORP        COM             535678106  1704     51995        SH         OTHER          51742       40      213
LOWES COS INC                 COM             548661107  831      26266        SH         OTHER          26266       0       0
MBNA CORP                     COM             55262L100  5879     194129       SH         OTHER          192920      154     1055
MATTHEWS INTL CORP            COM             577128101  1786     81000        SH         OTHER          81000       0       0
MAXIM INTEGRATED PRODS INC    COM             57772K101  1753     50196        SH         OTHER          49991       39      166
MCDONALDS CORP                COM             580135101  202      7480         SH         OTHER          7480        0       0
MEDTRONIC INC                 COM             585055106  5431     124864       SH         OTHER          122614      84      2166
MERCK & CO INC                COM             589331107  5594     83999        SH         OTHER          83552       49      398
MERCK & CO INC                COM             589331107  302      4547         SH         DEFINED        4547        0       0
MICROSOFT CORP                COM             594918104  2170     42436        SH         OTHER          42084       30      322
MINNESOTA MNG & MFG CO        COM             604059105  223      2274         SH         OTHER          2274        0       0
MYLAN LABS INC                COM             628530107  213      6550         SH         OTHER          6550        0       0
NASDAQ 100 TR                 UNIT SER 1      631100104  1023     35337        SH         OTHER          34892       0       445
NATIONAL CITY CORP            COM             635405103  332      11116        SH         OTHER          11116       0       0
NORTHERN TR CORP              COM             665859104  4562     86960        SH         OTHER          86401       54      505
OMNICOM GROUP INC             COM             681919106  1474     22722        SH         OTHER          22460       0       262
ORACLE CORP                   COM             68389X105  2094     166528       SH         OTHER          165656      101     771
PEPSICO INC                   COM             713448108  742      15300        SH         OTHER          15300       0       0
PFIZER INC                    COM             717081103  3307     82508        SH         OTHER          82145       45      318
PHILIP MORRIS COS INC         COM             718154107  317      6569         SH         OTHER          6569        0       0
PROCTER & GAMBLE CO           COM             742718109  483      6636         SH         OTHER          6636        0       0
PROMISTAR FINL CORP           COM             74342Y107  6495     282180       SH         OTHER          282180      0       0
PROMISTAR FINL CORP           COM             74342Y107  705      30647        SH         DEFINED        30547       0       100
RAMBUS INC DEL                COM             750917106  368      50000        SH         OTHER          50000       0       0
SBC COMMUNICATIONS INC        COM             78387G103  553      11747        SH         OTHER          11747       0       0
SAFEWAY INC                   COM             786514208  4233     106592       SH         OTHER          105971      73      548
SCHERING PLOUGH CORP          COM             806605101  267      7200         SH         OTHER          7200        0       0

                                                                              FORM 13F INFORMATION TABLE
                                                           VALUE     SHARES/   SH/   PUT/   INVSTMT OTHER  VOTING AUTHORITY
                                                                                            DSCRET MANAGE
NAME OF ISSUER                TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT   PRN   CALL   N      RS     SOLE       SHARED  NONE
--------------                --------------   -----       --------  -------   ---   ----   -      --     ----       ------  ----


SCHWAB CHARLES CORP NEW       COM              808513105   304       26513     SH           OTHER         26513      0       0
SUN MICROSYSTEMS INC          COM              866810104   98        11903     SH           OTHER         11903      0       0
SUSQUEHANNA BANCSHARES INC    COM              869099101   1114      50100     SH           OTHER         50100      0       0
TARGET CORP                   COM              87612E106   314       9901      SH           OTHER         9901       0       0
TEXTRON INC                   COM              883203101   537       15979     SH           OTHER         15979      0       0
THREE RIVS BANCORP INC        COM              88562Q107   505       47492     SH           OTHER         47492      0       0
TYCO INTL LTD NEW             COM              902124106   3384      74391     SH           OTHER         74391      0       0
US BANCORP DEL                COM NEW          902973304   523       23604     SH           OTHER         23604      0       0
VERIZON COMMUNICATIONS        COM              92343V104   1433      26484     SH           OTHER         26484      0       0
VIACOM INC                    COM              925524308   4308      124893    SH           OTHER         124127     66      700
WAL MART STORES INC           COM              931142103   4119      83232     SH           OTHER         82633      69      530

GRAND TOTALS                                               138126    4149241                              4119468    1940    27833



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